Provisions and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Provisions and Contingencies [Abstract]
Schedule of Provisions and Contingencies
	2024	2023

Balance as of January 1	$142	$138
Effect of foreign currency exchange rate changes	(34)	14
Provisions made	595	91
Provisions used	(387)	(101)
Balance as of December 31	$316	$142